Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	£ 23,221	£ 27,510
Covered bonds	9,674	11,800
Commercial paper	6,758	4,797
Securitisation notes	5,763	5,207
Certificates of deposit issued	1,049	597
Debt instruments issued	46,465	49,911
At fair value through profit or loss
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	4,344	4,608
Covered bonds	0	0
Commercial paper	0	0
Securitisation notes	18	22
Certificates of deposit issued	0	0
Debt instruments issued	4,362	4,630
At amortised costs
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	18,877	22,902
Covered bonds	9,674	11,800
Commercial paper	6,758	4,797
Securitisation notes	5,745	5,185
Certificates of deposit issued	1,049	597
Debt instruments issued	£ 42,103	£ 45,281